Stockholders’ Equity (Details Narrative)																											3 Months Ended					9 Months Ended		12 Months Ended
	May 17, 2022 USD ($) $ / shares shares	May 12, 2022 USD ($) shares	May 11, 2022 USD ($) shares	Mar. 15, 2022 USD ($) shares	Jan. 27, 2022 USD ($) $ / shares shares	Dec. 06, 2021 USD ($) shares	Nov. 23, 2021 USD ($) shares	Nov. 04, 2021 shares	Nov. 04, 2021 USD ($) shares	Oct. 15, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Oct. 08, 2021 USD ($) shares	Oct. 05, 2021 USD ($) shares	Oct. 04, 2021 USD ($) shares	Oct. 04, 2021 USD ($) shares	Sep. 22, 2021 USD ($) shares	Aug. 18, 2021 USD ($) shares	Aug. 11, 2021 USD ($) shares	Jul. 30, 2021 USD ($) shares	Jun. 27, 2021 USD ($)	Jun. 08, 2021 USD ($) shares	Mar. 19, 2021 USD ($) $ / shares shares	Dec. 21, 2020 USD ($) shares	Dec. 11, 2020 USD ($) shares	Oct. 30, 2019 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2022 $ / shares	Nov. 30, 2021 $ / shares shares	Jun. 25, 2021 $ / shares	Jun. 26, 2020 $ / shares	Dec. 31, 2019 shares	Aug. 05, 2019 USD ($)	Jul. 31, 2018 shares	Apr. 30, 2018 shares	Aug. 31, 2015 shares	Mar. 31, 2014 shares
EquityLineItems [Line Items]
Preferred stock, shares authorized																											100,000					100,000		100,000	100,000
Stated value per share | $ / shares																											$ 0.01					$ 0.01		$ 0.01	$ 0.01
Weighted average exercise price | $ / shares																											$ 0.88					$ 0.88		$ 1.0			$ 1.00	$ 1.60
Warrant, shares								12,500	12,500																		5,192,652					5,192,652		3,731,263			19,084
Stock Repurchased During Period, Value | $																												$ 2,000
Debt conversion | $																																		$ 554,000
Warrants outstanding																											5,192,652					5,192,652		3,731,263
Stock Issued During Period, Shares, Conversion of Convertible Securities																																133,284
Stock Issued During Period, Value, Conversion of Convertible Securities | $																												$ 11,000	$ 28,000	$ 85,000	$ 26,000			$ 554,000
Loss on extinguishment of debt | $																																		386,000
Intrinsic value | $																											$ 2,500,000					$ 2,500,000		$ 1,492,503
Conversion rate per share | $ / shares																											$ 0.006					$ 0.006		$ 0.006	$ 0.006
Shares issued for warrants exercise								7,662
Extinguishment of debt | $																											$ 92,000			$ (177,000)		$ 307,000	$ (177,000)	$ (141,000)
Debt instrument, convertible, conversion price | $ / shares																																					$ 1.00
Convertible Debt [Member]
EquityLineItems [Line Items]
Debt conversion | $																																		$ 554,000
Common shares issued																																		168,294
Stock Issued During Period, Value, Conversion of Convertible Securities | $																																		$ 141,000
Loss on extinguishment of debt | $																																		386,000
Gain on extinguishment of debt | $																																		245,000
Extinguishment of Debt, Gain (Loss), Net of Tax | $																																		141,000
Debt instrument, convertible, conversion price | $ / shares																																				$ 0.78	$ 1.00
February 2020 Convertible Note [Member]
EquityLineItems [Line Items]
Debt conversion | $																																		$ 554,000
Common shares issued																																		168,301
Stock Issued During Period, Shares, Conversion of Convertible Securities																																		168,294
Stock Issued During Period, Value, Conversion of Convertible Securities | $																																		$ 98,141
Accrued interest | $																																		70,160
Principal amount | $																											457,359					457,359		98,141
Extinguishment of debt | $																																		$ 386,000
Convertible Notes [Member]
EquityLineItems [Line Items]
Warrant issued, shares																																		12,500
April 2021 Convertible Note [Member]
EquityLineItems [Line Items]
Cashless exercise of warrants								250,000
Shares issued for warrants exercise								7,662
Senior Secured Convertible Promissory Note [Member]
EquityLineItems [Line Items]
Accrued interest | $																											$ 2,700					$ 7,900		$ 17,000
Principal amount | $																																									$ 5,700,000
Senior Secured Convertible Promissory Note [Member] | Convertible Debt [Member]
EquityLineItems [Line Items]
Accrued interest | $																																		$ 11,000	$ 5,000
Debt instrument, convertible, conversion price | $ / shares					$ 0.78																															$ 0.78			$ 0.40
Banking Agreement [Member]
EquityLineItems [Line Items]
Stock issued during period, shares, new issues			19,231	10,000		4,805											15,008
Fair value | $			$ 11,820	$ 14,384		$ 18,745											$ 39,290
Convertible Note Investor [Member]
EquityLineItems [Line Items]
Stock issued during period, shares, new issues				2,500	12,721								2,977		2,977	2,977		5,000	5,000
Fair value | $				$ 3,596									$ 12,233		$ 10,859	$ 10,859		$ 62,220	$ 56,464
Stock Issued During Period, Value, Conversion of Convertible Securities | $					$ 9,500
Accrued interest | $					422
Loss on extinguishment of debt | $					18,000
Debt Securities, Trading | $					28,000
Derivative, Fair Value, Net | $					23,000
Gain on extinguishment of debt | $																					$ 23,000
Extinguishment of Debt, Gain (Loss), Net of Tax | $					$ 5,000
Series E Preferred [Member]
EquityLineItems [Line Items]
Stock issued during period, shares, new issues																12,777
Series F Preferred Stock [Member]
EquityLineItems [Line Items]
Warrants outstanding																											154,425					154,425		154,425
Series E Warrants [Member]
EquityLineItems [Line Items]
Weighted average exercise price | $ / shares					$ 0.78
Conversion of stock, amount converted | $																							$ 25,900
Conversion of shares																							25,900
Debt conversion | $																							$ 25,900
Common shares issued																							25,900
Warrant issued, shares																																		3,750
Series E Warrants [Member] | Maximum [Member]
EquityLineItems [Line Items]
Weighted average exercise price | $ / shares																							$ 10.00
Series E Warrants [Member] | Minimum [Member]
EquityLineItems [Line Items]
Weighted average exercise price | $ / shares																							$ 1.00
Series E Preferred [Member]
EquityLineItems [Line Items]
Conversion of stock, amount converted | $																				$ 250,000
Conversion of shares	3,059						15				5	5	4	30		20				50		8
Accrued dividends | $																						$ 10,000
Accrued dividends shares	2,035,306																					5,051
Stock issued during period, shares, new issues							9,665				3,216	3,216	2,571	19,271		12,777				25,000		2,679
Cashless exercise of warrants																						3,750
Fair value | $							$ 21,649				$ 7,156	$ 7,156	$ 5,707	$ 42,707		$ 27,770
Accrued dividends | $	$ 5,100,000																					$ 10,000
Conversion rate per share | $ / shares	$ 10.00
Common Stock [Member]
EquityLineItems [Line Items]
Conversion of shares																				25,000
Stock issued during period, shares, new issues																				25,000
Stock repurchased during period, shares																												5,954
Stock Repurchased During Period, Value | $
Stock Issued During Period, Shares, Conversion of Convertible Securities																												19,231	12,721	85,000	25,900			168,294
Stock Issued During Period, Value, Conversion of Convertible Securities | $																														$ 1,000				$ 1,000
Series F Warrants [Member]
EquityLineItems [Line Items]
Debt conversion | $																							$ 25,900
Common shares issued																							25,900
Series F Warrants [Member] | Maximum [Member]
EquityLineItems [Line Items]
Weighted average exercise price | $ / shares					$ 0.78																		$ 10.00
Series F Warrants [Member] | Minimum [Member]
EquityLineItems [Line Items]
Weighted average exercise price | $ / shares																							$ 1.00
Series F Preferred [Member]
EquityLineItems [Line Items]
Conversion of shares	358									3
Accrued dividends shares	233,127
Stock issued during period, shares, new issues										1,853
Fair value | $										$ 3,521
Accrued dividends | $	$ 541,000
Conversion rate per share | $ / shares	$ 10.00
Series E Convertible Preferred Stock [Member]
EquityLineItems [Line Items]
Conversion of shares																								10	10
Stock issued during period, shares, new issues																								6,074	6,085
Fair value | $																								$ 60,740	$ 60,850
Warrant [Member]
EquityLineItems [Line Items]
Adjustable warrants																											5,127,591					5,127,591		3,713,822
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Expirations																																		17,188
Warrant [Member] | Convertible Note Investor [Member]
EquityLineItems [Line Items]
Stock issued during period, shares, new issues									7,662
Fair value | $									$ 12,500
Warrant [Member] | Convertible Note Investor [Member] | Banking Agreement [Member]
EquityLineItems [Line Items]
Stock issued during period, shares, new issues						4,805
Fair value | $						$ 18,745
Preferred and accrued dividends [Member]
EquityLineItems [Line Items]
Accrued dividends | $	$ 5,100,000
Series E preferred and accrued dividends [Member]
EquityLineItems [Line Items]
Accrued dividends shares	2,035,306
Preferred and accrued dividend [Member]
EquityLineItems [Line Items]
Accrued dividends | $	$ 541,000
Series F preferred and accrued dividend [Member]
EquityLineItems [Line Items]
Accrued dividends shares	233,127
Treasury Stock [Member]
EquityLineItems [Line Items]
Stock repurchased during period, shares		5,954
Stock Repurchased During Period, Value | $																												2,000
Stock Issued During Period, Value, Conversion of Convertible Securities | $
Commitment fee | $		$ 2,000
Series B Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock designated shares																											1,000					1,000		1,000
Series A Junior Participating Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock designated shares																											90,000					90,000		90,000
Series A Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares outstanding																											0					0		0
Series C Convertible Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares authorized																											1,200					1,200		1,200	1,200
Preferred stock designated shares																																													1,200
Preferred stock, shares outstanding																											100					100		100	100
Stated value per share | $ / shares																											$ 0.01					$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued																											100					100		100	100
Preferred Stock, Liquidation Preference, Value | $																											$ 510,000,000					$ 510,000,000		$ 510,000,000	$ 510,000,000
Series D Convertible Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares authorized																											220					220		220	220
Preferred stock designated shares																																												220
Preferred stock, shares outstanding																											40					40		40	40
Stated value per share | $ / shares																											$ 0.01					$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued																											40					40		40	40
Preferred Stock, Liquidation Preference, Value | $																											$ 12,000,000					$ 12,000,000		$ 12,000,000	$ 12,000,000
Series E Convertible Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares authorized																											3,500					3,500		3,500	3,500
Preferred stock designated shares																																											3,500
Preferred stock, shares outstanding																											267					267		3,326	3,458
Stated value per share | $ / shares																											$ 0.01					$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued																											267					267		3,326	3,458
Preferred Stock, Liquidation Preference, Value | $																											$ 1,788,319,000					$ 1,788,319,000		$ 21,618,999,000	$ 21,618,999,000
Series F Convertible Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares authorized																											2,200					2,200		2,200	2,200
Preferred stock designated shares																																										2,200
Preferred stock, shares outstanding																											0					0		358	361
Stated value per share | $ / shares																											$ 0.01					$ 0.01		$ 0.01	$ 0.01
Conversion of shares	358
Warrant, shares																										7,500
Stock repurchased during period, shares																										20
Stock Repurchased During Period, Value | $																										$ 100,000
Value of warrants held | $																										$ 100,000
Accrued dividends | $																																		$ 488,000	$ 347,000
Preferred stock shares issued																											0					0		358	361
Preferred Stock, Liquidation Preference, Value | $																																		$ 2,277,509,000	$ 2,277,509,000
Accrued dividends | $																											$ 0					$ 0		$ 448,000
Series G Convertible Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares authorized																											6,000					6,000		6,000	6,000
Preferred stock designated shares																																								6,000
Preferred stock, shares outstanding																											0					0		0	0
Stated value per share | $ / shares																											$ 0.01					$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued																											0					0		0	0
Preferred Stock, Liquidation Preference, Value | $																											$ 5,000,000					$ 5,000,000		$ 5,000,000	$ 5,000,000
Series C Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares outstanding																											100					100		100	100
Stated value per share | $ / shares																											$ 5,000					$ 5,000		$ 5,000
Preferred stock liquidation preference per share | $ / shares																																		$ 5,100
Preferred Stock, Voting Rights																																voting rights of 33.33 votes per share		voting rights of 33.33 votes per Series C Preferred share
Common stock at a conversion price, per share | $ / shares																																		$ 150.00
Preferred Stock, Liquidation Preference, Value | $																											$ 5,100					$ 5,100
Common stock at a conversion price, per share | $ / shares																											$ 150.00					$ 150.00
Series D Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares outstanding																											40					40		40	40
Stated value per share | $ / shares																											$ 5,000					$ 5,000		$ 5,000
Preferred stock liquidation preference per share | $ / shares																																		$ 300
Preferred Stock, Voting Rights																																voting rights of 62.5 votes per share		voting rights of 62.5 votes per Series D Preferred share
Common stock at a conversion price, per share | $ / shares																																		$ 80.00
Preferred stock stated dividend rate																																5.00%		5.00%
Preferred Stock, Liquidation Preference, Value | $																											$ 300					$ 300
Common stock at a conversion price, per share | $ / shares																											$ 80.00					$ 80.00
Series E Convertible Preferred Stock and Warrants [Member]
EquityLineItems [Line Items]
Stated value per share | $ / shares																											5,000					$ 5,000		$ 5,000
Common stock at a conversion price, per share | $ / shares																																		$ 10.00
Preferred stock stated dividend rate																																8.00%		8.00%
Antidilution price protection																																Feb. 10, 2020		Feb. 10, 2020
Common stock at a conversion price, per share | $ / shares																											$ 10.00					$ 10.00
Series E Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares outstanding																											267					267		3,326	3,458
Weighted average exercise price | $ / shares																											$ 0.78					$ 0.78		$ 1.00
Deemed dividend | $																							$ 390,000
Warrant, shares																											1,453,028					1,453,028		1,520,280
Accrued dividends | $																																		$ 5,000,000.0	$ 3,700,000
Warrants outstanding																											1,520,280					1,520,280		1,520,280
Accrued dividends | $																											$ 453,000					$ 453,000		$ 5,000,000.0
Series E Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
EquityLineItems [Line Items]
Fair value of warrants measurement inputs																							0.16
Series E Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
EquityLineItems [Line Items]
Fair value of warrants measurement inputs																							262.27
Series E Preferred Stock [Member] | Maximum [Member]
EquityLineItems [Line Items]
Warrant term																							5 months 4 days
Series E Preferred Stock [Member] | Minimum [Member]
EquityLineItems [Line Items]
Warrant term																							4 months 28 days
Series F Convertible Preferred Stock and Warrants [Member]
EquityLineItems [Line Items]
Stated value per share | $ / shares																											$ 5,000					$ 5,000		$ 5,000
Common stock at a conversion price, per share | $ / shares																																		$ 10.00
Preferred stock stated dividend rate																																8.00%		8.00%
Antidilution price protection																																Feb. 10, 2020		Feb. 10, 2020
Common stock at a conversion price, per share | $ / shares																											$ 10.00					$ 10.00
Series F Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock, shares outstanding																																		358	361
Deemed dividend | $																							$ 31,000
Warrants outstanding																											154,425					154,425		154,425
Series F Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
EquityLineItems [Line Items]
Fair value of warrants measurement inputs																							0.16
Series F Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
EquityLineItems [Line Items]
Fair value of warrants measurement inputs																							262.27
Series F Preferred Stock [Member] | Maximum [Member]
EquityLineItems [Line Items]
Warrant term																							6 months 10 days
Series F Preferred Stock [Member] | Minimum [Member]
EquityLineItems [Line Items]
Warrant term																							5 months 15 days
Series G Convertible Preferred Shares [Member]
EquityLineItems [Line Items]
Stated value per share | $ / shares																											$ 5,000					$ 5,000		$ 5,000
Common stock at a conversion price, per share | $ / shares																																		$ 10.00
Preferred stock stated dividend rate																																8.00%		8.00%
Common stock at a conversion price, per share | $ / shares																											$ 10.00					$ 10.00
Series G Preferred Stock [Member]
EquityLineItems [Line Items]
Preferred stock shares issued																											0					0		0